STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	May 28, 2021	Jan. 29, 2021	Sep. 02, 2020	Oct. 11, 2019	Jun. 06, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.03	$ 0.01	$ 0.03	$ 0.01	$ 0.03
Dividends						$ (17,092)	$ (11,875)	$ (14,919)